Loans Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Loans Payable [Abstract]
LOANS PAYABLE

NOTE 7 — LOANS PAYABLE

Lines of Credit

At June 30, 2020 and December 31, 2019 we are party to two lines of credit with outstanding balances of $0. Advances under each of these lines of credit mature within 12 months of the advances. Availability under the two lines was $91,300 at June 30, 2020; however, due to COVID -19 uncertainty (see Note 2), the availability under both lines has been suspended in 2020.

Term Loans

We have outstanding balances of $90,440 and $103,800 pursuant to two term loans as of June 30, 2020 and December 31, 2019, respectively, which mature in 2023. The loans have variable interest rates, with current rates at 6.0% and 7.76%, respectively. Current monthly payments under the loans are $1,691 and $1,008, respectively.

One of the term loans is a Small Business Administration ("SBA") loan. As a result of the COVID-19 uncertainty, the SBA is paying the loan for a period of six months. The SBA made payments on our behalf of $7,262 during the three months ended June 30, 2020, which have been recorded as grant income in the financial statements. These payments were applied $5,964 to principal and $1,298 to interest expense.

The status of these loans as of June 30, 2020 and December 31, 2019 are summarized as follows:

	June 30, 2020	December 31, 2019
Term loans	$90,440	$103,800
Less current portion	(27,335)	(25,934)
Non-current portion	$63,105	$77,866

Future principal payments under the term notes are as follows:

Year Ending December 31,
2020	$13,386
2021	28,195
2022	30,133
2023	18,726
Total minimum principal payments	$90,440

Our Chief Executive Officer, who is also a shareholder, has personally guaranteed the loans described above.

Paycheck Protection Program Loan

During April and May 2020 the Company, through its four subsidiaries, received an aggregate of $398,545 in loans borrowed from a bank pursuant to the Paycheck Protection Program under the CARES Act guaranteed by the SBA, which we expect to be forgiven in part or in full, subject to our compliance with the conditions of the Paycheck Protection Program. If not forgiven, the terms on the note provide for interest at 1% per year and the note mature in 24 months, with 18 monthly payments beginning after the initial 6 month deferral period for payments. Since we expect the loans to be forgiven, we have classified them as long term at June 30, 2020.

NOTE 6 — LOANS PAYABLE

At December 31, 2019 and 2018, we are party to two lines of credit with outstanding balances of $0 and $81,067, respectively. Advances under each of these lines of credit mature within 12 months of the advances. Availability under the two lines was $91,300 at December 31, 2019; however, due to COVID -19 uncertainty (see Note 15), the availability under both lines has been suspended in 2020.

We have outstanding balances of $103,800 and $127,767 pursuant to two term loans as of December 31, 2019 and 2018, respectively, which mature in 2023. The loans have variable interest rates, with current rates at 7.75% and 7.76%, respectively. Current monthly payments under the loans are $1,759 and $1,008, respectively.

The status of these loans as of December 31, 2019 and 2018 are summarized as follows:

	December 31, 2019	December 31, 2018
Lines of credit and loan agreements	$-	$81,067
Term loans	103,800	127,767
	103,800	208,834
Less current portion	(25,934)	(105,028)
Non-current portion	$77,866	$103,806

Future principal payments under the lines of credit and term notes are as follows:

Year Ending December 31,
2020	$25,934
2021	28,136
2022	30,492
2023	19,238
Total minimum principal payments	$103,800

Our Chief Executive Officer, who is also a shareholder, has personally guaranteed the loans described above.